Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Deferred revenue and customer advances
Deferred revenue		¥ 9,643	¥ 7,236
Customer advances		6,050	3,479
Total		15,693	10,715
Less: current portion	$ (2,187)	(15,052)	(10,297)
Non-current portion	$ 93	¥ 641	¥ 418